Note 11 - Financial Instruments - Estimated Fair Value of Outstanding Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Warrants outstanding (in shares)	333,500	1,976,389
Warrant shares outstanding (in shares)	125,896	424,923
Term (Year)	5 years	5 years
Warrant exercise price (in dollars per share)	$ 6.60	$ 11.60
Warrant fair value liability	$ 281	$ 1,915